Contract revenues - Tau Vaccine in AD - 2014 Agreement with Janssen Pharmaceuticals (Details) - CHF (SFr) SFr in Thousands	1 Months Ended				12 Months Ended
	Oct. 31, 2024	Feb. 29, 2024	May 31, 2016	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2014
Contract revenues
Current trade receivables					SFr 0	SFr 14,800
Revenue from contracts with customers					27,309	14,801	SFr 3,935
2014 Agreement with Janssen Pharmaceuticals
Contract revenues
Revenue from contracts with customers					SFr 24,600	14,800
Tau Vaccine in AD | 2014 Agreement with Janssen Pharmaceuticals
Contract revenues
Period to provide notice of termination of agreement					90 days
Milestone payment received	SFr 24,600	SFr 14,800	SFr 4,900
Revenue from contracts with customers	SFr 24,600	SFr 14,800	SFr 4,900	SFr 25,900	SFr 24,600	SFr 14,800	SFr 0
Collaborative agreement, upfront payments received								SFr 25,900
Tau Vaccine in AD | 2014 Agreement with Janssen Pharmaceuticals | Maximum
Contract revenues
Total potential collaboration agreement value				SFr 500,000				SFr 500,000
Total potential collaboration agreement value remaining					SFr 418,000